UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03084

Exact name of registrant as specified in charter:	Prudential Jennison Small Company Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2016

Date of reporting period:	6/30/2016

Item 1. Schedule of Investments

Prudential Jennison Small Company Fund, Inc.

Schedule of Investments

as of June 30, 2016 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.0%
COMMON STOCKS
Aerospace & Defense — 0.9%
Curtiss-Wright Corp.	355,067	$29,914,395

Airlines — 0.8%
Spirit Airlines, Inc.*	565,168	25,359,088

Auto Components — 0.4%
Dorman Products, Inc.*(a)	199,314	11,400,761

Banks — 10.8%
Bank of the Ozarks, Inc.	1,154,690	43,323,969
BankUnited, Inc.	1,198,974	36,832,481
Columbia Banking System, Inc.	1,431,052	40,155,319
East West Bancorp, Inc.	1,333,899	45,592,668
First Republic Bank	497,059	34,789,159
Investors Bancorp, Inc.	1,638,210	18,151,367
Pinnacle Financial Partners, Inc.	817,261	39,923,200
Signature Bank*	418,934	52,333,235
Wintrust Financial Corp.	811,044	41,363,244

		352,464,642

Biotechnology — 1.2%
Amicus Therapeutics, Inc.*(a)	973,924	5,317,625
Otonomy, Inc.*	1,236,094	19,629,173
Radius Health, Inc.*(a)	346,740	12,742,695

		37,689,493

Building Products — 1.5%
Owens Corning	970,908	50,021,180

Capital Markets — 0.7%
Artisan Partners Asset Management, Inc. (Class A Stock)	310,038	8,581,852
Moelis & Co. (Class A Stock)	617,841	13,901,422

		22,483,274

Chemicals — 2.4%
Axalta Coating Systems Ltd.*	413,773	10,977,398
Ferro Corp.*	2,065,775	27,640,069
PolyOne Corp.	1,104,917	38,937,275

		77,554,742

Commercial Services & Supplies — 2.3%
Mobile Mini, Inc.	1,380,463	47,819,239
West Corp.	1,407,929	27,679,884

		75,499,123

Communications Equipment — 0.7%
CommScope Holding Co., Inc.*	743,322	23,065,282

Construction & Engineering — 0.4%
Great Lakes Dredge & Dock Corp.*	3,097,313	13,504,285

Construction Materials — 1.4%
Summit Materials, Inc. (Class A Stock)*	2,155,411	44,099,709

Containers & Packaging — 1.1%
Bemis Co., Inc.	407,730	20,994,017
Multi Packaging Solutions International Ltd.*	1,037,302	13,847,982

		34,841,999

Diversified Telecommunication Services — 2.7%
Cogent Communications Holdings, Inc.	913,289	36,586,357
Frontier Communications Corp.	9,024,010	44,578,609
ORBCOMM, Inc.*	678,829	6,754,349

		87,919,315

Electric Utilities — 1.3%
El Paso Electric Co.	288,911	13,656,823
Portland General Electric Co.	683,422	30,152,579

		43,809,402

Electronic Equipment, Instruments & Components — 1.6%
Anixter International, Inc.*	254,879	13,579,953
CDW Corp.	992,780	39,790,623

		53,370,576

Food & Staples Retailing — 3.3%
Performance Food Group Co.*	1,720,385	46,295,560
Sprouts Farmers Market, Inc.*(a)	2,590,999	59,333,877

		105,629,437

Food Products — 2.5%
Adecoagro SA (Argentina)*	3,375,537	37,029,641
Darling Ingredients, Inc.*	1,537,243	22,904,921
Hain Celestial Group, Inc. (The)*	334,098	16,621,376
SunOpta, Inc. (Canada)*	1,368,976	5,736,009

		82,291,947

Health Care Equipment & Supplies — 1.2%
DexCom, Inc.*	146,526	11,623,908
Nevro Corp.*	365,025	26,924,244
Novadaq Technologies, Inc. (Canada)*	63,428	624,131

		39,172,283

Health Care Providers & Services — 6.0%
Acadia Healthcare Co., Inc.*(a)	329,849	18,273,635
Air Methods Corp.*(a)	937,158	33,578,371
Amsurg Corp.*	425,320	32,979,313
Envision Healthcare Holdings, Inc.*	1,351,851	34,296,460
LifePoint Health, Inc.*	579,371	37,873,482
Molina Healthcare, Inc.*(a)	412,687	20,593,081
Surgery Partners, Inc.*(a)	539,345	9,654,275
Team Health Holdings, Inc.*(a)	207,710	8,447,566

		195,696,183

Hotels, Restaurants & Leisure — 4.8%
Bloomin’ Brands, Inc.	956,272	17,088,580
Pinnacle Entertainment Inc*	837,223	9,276,431
Texas Roadhouse, Inc.	500,532	22,824,259
Vail Resorts, Inc.	654,743	90,505,125
Zoe’s Kitchen, Inc.*(a)	490,784	17,800,736

		157,495,131

Independent Power & Renewable Electricity Producers — 0.6%
NRG Yield, Inc. (Class A Stock)	506,335	7,706,419
NRG Yield, Inc. (Class C Stock)	672,816	10,489,201

		18,195,620

Insurance — 4.0%
Validus Holdings Ltd.	695,867	33,812,178
W.R. Berkley Corp.	687,372	41,187,330
White Mountains Insurance Group Ltd.	65,349	55,023,858

		130,023,366

Internet & Catalog Retail — 0.8%
Wayfair, Inc. (Class A Stock)*(a)	637,357	24,856,923

Internet Software & Services — 1.9%
Cornerstone OnDemand, Inc.*	639,882	24,353,909
Criteo SA (France), ADR*	375,627	17,248,792
Q2 Holdings, Inc.*	731,272	20,490,241

		62,092,942

IT Services — 4.2%
Global Payments, Inc.	401,856	28,684,481
InterXion Holding NV (Netherlands)*	380,357	14,027,566
Vantiv, Inc. (Class A Stock)*	1,630,460	92,284,036

		134,996,083

Life Sciences Tools & Services — 0.1%
VWR Corp.*	132,598	3,832,082

Machinery — 2.3%
Graco, Inc.	202,862	16,024,070
NN, Inc.	1,534,672	21,470,061
Rexnord Corp.*	1,966,176	38,596,035

		76,090,166

Media — 1.5%
Cinemark Holdings, Inc.	971,379	35,416,478
IMAX Corp.*	495,080	14,594,959

		50,011,437

Multi-Utilities — 0.8%
Alliant Energy Corp.	630,819	25,043,514

Oil, Gas & Consumable Fuels — 3.3%
Cheniere Energy Partners LP Holdings LLC	1,495,101	29,797,363
PDC Energy, Inc.*(a)	351,857	20,270,482
SemGroup Corp. (Class A Stock)	870,238	28,334,949
Tallgrass Energy GP LP(a)	1,122,624	25,337,624
WPX Energy, Inc.*	389,701	3,628,116

		107,368,534

Pharmaceuticals — 2.0%
Aerie Pharmaceuticals, Inc.*(a)	1,007,814	17,737,526
Aratana Therapeutics, Inc.*	1,861,945	11,767,492
Dermira, Inc.*	548,775	16,051,669
Intersect ENT, Inc.*	1,424,491	18,418,669

		63,975,356

Professional Services — 0.7%
Korn/Ferry International	1,094,291	22,651,824

Real Estate Investment Trusts (REITs) — 11.7%
Chatham Lodging Trust	1,502,173	33,017,763
Chimera Investment Corp.	1,062,046	16,674,122
Colony Capital, Inc. (Class A Stock)	2,110,409	32,394,778
Forest City Realty Trust, Inc. (Class A Stock)	2,247,999	50,152,858
Gaming and Leisure Properties, Inc.	711,639	24,537,313

Hersha Hospitality Trust	2,064,355	35,403,688
MFA Financial, Inc.	6,013,584	43,718,756
National Storage Affiliates Trust	1,099,385	22,889,196
Pebblebrook Hotel Trust	914,705	24,011,006
QTS Realty Trust, Inc. (Class A Stock)	591,083	33,088,826
Starwood Property Trust, Inc.	1,513,835	31,366,661
Summit Hotel Properties, Inc.	2,469,521	32,696,458

		379,951,425

Road & Rail — 0.1%
Heartland Express, Inc.	197,974	3,442,768

Semiconductors & Semiconductor Equipment — 1.7%
Cavium, Inc.*	402,024	15,518,126
M/A-COM Technology Solutions Holdings, Inc.*(a)	1,180,551	38,934,572

		54,452,698

Software — 4.2%
CyberArk Software Ltd. (Israel)*(a)	419,706	20,393,515
Fortinet, Inc.*	333,649	10,539,972
Paycom Software, Inc.*(a)	943,198	40,755,586
PTC, Inc.*	106,754	4,011,815
Qlik Technologies, Inc.*	1,384,968	40,967,353
Varonis Systems, Inc.*	840,112	20,179,490

		136,847,731

Specialty Retail — 5.8%
Burlington Stores, Inc.*	790,918	52,762,140
DavidsTea, Inc. (Canada)*(a)	722,780	9,851,491
DSW, Inc. (Class A Stock)	471,037	9,976,564
Five Below, Inc.*	300,077	13,926,574
Mattress Firm Holding Corp.*(a)	800,410	26,853,755
Party City Holdco, Inc.*(a)	232,768	3,237,803
Ulta Salon Cosmetics & Fragrance, Inc.*	301,404	73,434,070

		190,042,397

Textiles, Apparel & Luxury Goods — 1.7%
G-III Apparel Group Ltd.*	790,751	36,153,136
Kate Spade & Co.*	857,598	17,675,095

		53,828,231

Trading Companies & Distributors — 0.6%
SiteOne Landscape Supply, Inc.*	239,126	8,127,893
Univar, Inc.*	517,272	9,781,613

		17,909,506

TOTAL LONG-TERM INVESTMENTS (cost $2,754,474,445)		3,118,894,850

SHORT-TERM INVESTMENT — 8.2%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $267,358,322; includes $140,266,932 of cash collateral for securities on loan)(b)(c)	267,358,322	267,358,322

TOTAL INVESTMENTS — 104.2% (cost $3,021,832,767)(d)		3,386,253,172
Liabilities in excess of other assets — (4.2)%		(137,521,307)

NET ASSETS — 100.0%		$3,248,731,865

The following abbreviation is used in the quarterly schedule of portfolio holdings:

ADR	American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $137,220,050; cash collateral of $140,266,932 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Ultra Short Bond Fund.
(d)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$3,026,372,830

Appreciation	598,344,600
Depreciation	(238,464,258)

Net Unrealized Appreciation	$359,880,342

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$29,914,395	$—	$—
Airlines	25,359,088	—	—
Auto Components	11,400,761	—	—
Banks	352,464,642	—	—
Biotechnology	37,689,493	—	—
Building Products	50,021,180	—	—
Capital Markets	22,483,274	—	—
Chemicals	77,554,742	—	—
Commercial Services & Supplies	75,499,123	—	—
Communications Equipment	23,065,282	—	—
Construction & Engineering	13,504,285	—	—
Construction Materials	44,099,709	—	—
Containers & Packaging	34,841,999	—	—
Diversified Telecommunication Services	87,919,315	—	—
Electric Utilities	43,809,402	—	—
Electronic Equipment, Instruments & Components	53,370,576	—	—
Food & Staples Retailing	105,629,437	—	—
Food Products	82,291,947	—	—
Health Care Equipment & Supplies	39,172,283	—	—
Health Care Providers & Services	195,696,183	—	—
Hotels, Restaurants & Leisure	157,495,131	—	—
Independent Power & Renewable Electricity Producers	18,195,620	—	—

Insurance	130,023,366	—	—
Internet & Catalog Retail	24,856,923	—	—
Internet Software & Services	62,092,942	—	—
IT Services	134,996,083	—	—
Life Sciences Tools & Services	3,832,082	—	—
Machinery	76,090,166	—	—
Media	50,011,437	—	—
Multi-Utilities	25,043,514	—	—
Oil, Gas & Consumable Fuels	107,368,534	—	—
Pharmaceuticals	63,975,356	—	—
Professional Services	22,651,824	—	—
Real Estate Investment Trusts (REITs)	379,951,425	—	—
Road & Rail	3,442,768	—	—
Semiconductors & Semiconductor Equipment	54,452,698	—	—
Software	136,847,731	—	—
Specialty Retail	190,042,397	—	—
Textiles, Apparel & Luxury Goods	53,828,231	—	—
Trading Companies & Distributors	17,909,506	—	—
Affiliated Mutual Fund	267,358,322	—	—

Total	$3,386,253,172	$—	$—

Notes to Schedules of Investments (Unaudited)

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which can be applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price to the extent that the valuation meets the established confidence level for each security. Such confidence level is a measure of the probability of a relationship between a given equity security and the factors used in the models. If the confidence level is not met or the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory Notes (P-Notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund invests in the Prudential Core Ultra Short Bond Fund, (formerly known as Prudential Core Taxable Money Market Fund), (the “Core Fund”), a portfolio of Prudential Investment Portfolio 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Jennison Small Company Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date August 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date August 17, 2016

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date August 17, 2016

*	Print the name and title of each signing officer under his or her signature.